INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Limitations on Use	the Company had net operating loss carryforwards (“NOL”) of approximately $5,500,000 for federal income tax purposes of which $4.725,000 has no expiration date, $775,000 which begins to expire in 2034, and approximately $5,400,000 for state income tax purposes which begins to expire in 2030.
Operating loss carryforwards	$ 5,500,000
Deferred Tax Assets, Net of Valuation Allowance	3,316,000	$ 2,690,000
Deferred Tax Assets, Operating Loss Carryforwards	1,650,000	1,372,000
Stock-based compensation	444,000	244,000
Intangible assets	610,000	610,000
Accruals	612,000	464,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	626,000	$ 1,511,000
No Expiration Date [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	4,725.000
Expire in 2034 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 775,000